Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31, 2023	December 31, 2022
Cash	$42,714	$54,471
Restricted cash	712	470
Trade and other receivables	19,108	18,313
Accounts payable and accrued liabilities (including non-current)	32,163	26,960
Total debt	75,000	40,000

Disclosure of liquidity risk [Table Text Block]
	Less than 6 months	6 months to 1 year	1 to 3 years	Over 3 years
Accounts payable and accrued liabilities (note 9)	$31,439	$-	$724	$-
Debt (note 10)	-	-	75,000	-
Purchase commitments	9,113	998	80	13
Total	$40,552	$998	$75,804	$13